Document and Entity Information	Apr. 13, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001828325
Document Period End Date	Apr. 13, 2022
Entity Registrant Name	Monument Circle Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39876
Entity Tax Identification Number	85-3252655
Entity Address, Address Line One	One EMMIS Plaza, 40 Monument Circle Suite 700
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	266-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of oneshare of Class A common stock,$0.0001 par value, and one-half of onewarrant
Trading Symbol	MONCU
Security Exchange Name	NASDAQ
Class A Common Stock
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock
Trading Symbol	MON
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units
Trading Symbol	MONCW
Security Exchange Name	NASDAQ